UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3207

GENERAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	5/31/06

FORM N-CSR

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

General Money
Market Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for General Money Market Fund, Inc., covering the six-month period from December 1, 2005, through May 31, 2006.

Since June 2004, the Federal Reserve Board has attempted to manage U.S. economic growth and forestall potential inflation by gradually raising short-term interest rates. In our view, the Fed’s shift from a stimulative monetary policy to a neutral one has so far been successful: the economy has grown at a moderate pace, the unemployment rate has dropped, corporate profits have risen, and inflation has generally remained in check despite recent cost pressures stemming from higher energy and import prices.

As we near the second half of the year, the financial markets appear more likely to be influenced not by what the Fed already has accomplished, but by investors’ expectations of what is to come, including the Fed’s decision to increase rates further, maintain them at current levels or reduce them to stimulate future growth. We believe that this decision will depend largely on the outlook for core inflation in 2007.The Fed probably can stand pat as long as it expects inflation to remain subdued. But if inflationary pressures continue to build, the Fed may choose to tighten monetary policy further.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Senior Portfolio Manager

How did General Money Market Fund perform during the period?

For the six-month period ended May 31, 2006, the fund produced annualized yields of 3.84% for Class A shares and 3.62% for Class B shares.Taking into account the effects of compounding, the fund also produced annualized effective yields of 3.91% for Class A shares and 3.68% for Class B shares.1

On January 31, 2006, Class X shares of the fund were liquidated.The liquidation had no impact on the fund’s net asset value or yield.

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities. These include securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, short-term securities issued by domestic or foreign banks, repurchase agreements, asset-backed securities, domestic and dollar-denominated foreign commercial paper and dollar-denominated obligations issued or guaranteed by foreign governments or their political subdivisions or agencies. Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

What other factors influenced the fund’s performance?

Although oil prices had moderated from their post-Katrina peak, easing most lingering inflation concerns, the U.S. economy continued to show signs of renewed strength in the final weeks of 2005, including a December decline in the unemployment rate to 4.9% . Therefore, few analysts were surprised when, in late December, the Federal Reserve Board (the “Fed”) implemented its thirteenth rate hike since June 2004, driving the overnight federal funds rate to 4% as part of its campaign to move U.S. monetary policy toward a neutral posture.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

However, a change in the language of the announcement accompanying the Fed’s December rate hike convinced some investors that the Fed might pause. The subsequent release of the minutes from the Federal Open Market Committee meeting and a lower-than-expected GDP growth rate of 1.7% for the fourth quarter of 2005 appeared to lend credence to this view.

Fears of an economic slowdown soon dissipated in January, however, when the unemployment rate slid to 4.7%, a multi-year low. As expected, the Fed raised the federal funds rate to 4.5% at its January meeting.Although a robust employment report for February helped to address fears of an impending economic slowdown, the U.S.Treasury yield curve continued to flatten. At times during the first quarter of 2006, the yield curve inverted, which in the past has been considered a harbinger of recession.

By the end of March, it had become apparent that fears of a slowdown were overblown, and the inversion of the yield curve was more likely a result of robust demand for U.S. Treasury securities from overseas investors. Accordingly, few investors were surprised when the Fed increased the federal funds rate to 4.75% in late March. Indeed, it later was announced that the revised estimate of annualized first-quarter GDP growth was a robust 5.3% .

After a sustained period in which long-term rates remained surprisingly stable in the recovering economy, the U.S.Treasury securities yield curve began to steepen in April when new economic data suggested that the economic expansion might be stronger than most analysts previously expected. Low unemployment, strong consumer confidence and brisk retail sales more than offset reports of a slowing housing market, suggesting that the economy continued to grow at a relatively brisk pace. In addition, energy prices surged to new record highs in advance of the summer driving season and amid heightened geopolitical turmoil.

Inflation-related worries continued to mount in May, sparking sharp declines in both stocks and long-term U.S.Treasury securities.Although it was later announced that a lower-than-expected number of jobs was

4

created during the month, the unemployment rate fell to 4.6%, stoking concerns that wage inflation might accelerate.Accordingly, the Fed’s sixteenth consecutive rate hike, to 5%, was widely anticipated. The Fed’s post-meeting statement left open the possibility that further rate increases may be needed to address inflation risks.

In this environment, most money market investors focused primarily on securities with maturities of six months or less.We have maintained a similar strategy, generally keeping the fund’s weighted average maturity shorter than industry averages.

What is the fund’s current strategy?

Although it is clear to us that monetary policy is now in the neutral range, recent economic data and comments from Fed members suggest that additional rate hikes are likely.Any further changes in interest rates are likely to depend on prevailing economic data, in our view. A substantial slowdown in economic growth could preclude further rate increases, but additional gains in global commodity prices might make the Fed more inclined to tighten more aggressively.Therefore, while we have maintained the fund’s relatively short weighted average maturity, we are prepared to adjust our strategy when we become convinced that short-term interest rates have peaked.

June 15, 2006
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yields provided for the fund’s Class
B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s Class B shares would have produced an annualized yield of 3.61% and an annualized effective yield of 3.67%.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES(Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Money Market Fund, Inc. from December 1, 2005 to May 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2006
	Class A	Class B

Expenses paid per $1,000 †	$ 3.98	$ 5.08
Ending value (after expenses)	$1,019.30	$ 1,018.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2006
	Class A	Class B

Expenses paid per $1,000 †	$ 3.98	$ 5.09
Ending value (after expenses)	$1,020.99	$ 1,019.90

† Expenses are equal to the fund’s annualized expense ratio of .79% for Class A shares and 1.01% for Class B shares; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
May 31, 2006 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—20.1%	Amount ($)	Value ($)

Bank of America N.A.
5.07%, 3/21/07	200,000,000 [a]	200,000,000
Barclays Bank PLC (Yankee)
5.20%, 8/29/06	70,000,000	70,000,000
BNP Paribas (Yankee)
4.89%, 6/22/06	400,000,000	400,000,000
Citibank (South Dakota) N.A., Sioux Falls
5.20%, 9/1/06	166,000,000	166,000,000
Credit Suisse (Yankee)
4.75%, 7/5/06	100,000,000	100,000,000
HSH Nordbank AG (Yankee)
4.89%, 6/22/06	50,000,000	50,000,000
Natexis Banques Populaires (Yankee)
4.93%—4.99%, 6/29/06—6/30/06	400,000,000	399,995,288
Nordea Bank Finland PLC (Yankee)
4.93%, 6/30/06	100,000,000	100,000,000
UniCredito Italiano SpA (Yankee)
5.11%, 8/11/06	280,000,000	280,000,000
Total Negotiable Bank Certificates Of Deposit
(cost $1,765,995,288)		1,765,995,288

Commercial Paper—59.7%

Alliance & Leicester PLC
5.11%, 8/3/06	30,000,000	29,735,400
ASB Bank Ltd.
5.11%, 8/3/06	80,000,000	79,294,400
Atlantis One Funding Corp.
4.90%, 6/23/06	242,000,000 [b]	241,284,218
Bank of America Corp.
5.02%, 6/28/06	175,000,000	174,346,769
Barclays U.S. Funding Corp.
5.11%, 8/8/06	350,000,000	346,661,389
Beta Finance Inc.
4.95%, 7/5/06	48,000,000 [b]	47,778,320
CAFCO LLC
4.95%—5.20%, 7/6/06—8/31/06	200,000,000 [b]	198,227,833
CBA (Delaware) Finance Inc.
4.89%, 6/22/06	38,000,000	37,892,935
CC (USA) Inc.
5.10%, 8/2/06—8/4/06	112,000,000 [b]	111,008,958

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

CHARTA LLC
5.20%, 8/31/06	150,000,000 [b]	148,054,875
Citigroup Global Markets Holdings Inc.
5.11%, 8/8/06	190,000,000	188,189,406
CRC Funding LLC
4.95%—5.20%, 7/6/06—8/31/06	250,000,000 [b]	247,990,125
Crown Point Capital Co. LLC
5.11%, 8/8/06	202,936,000 [b]	201,001,862
Cullinan Finance Ltd.
4.93%—5.01%, 6/14/06—7/3/06	148,472,000 [b]	148,075,467
Deutsche Bank Financial LLC
5.07%, 6/1/06	250,000,000	250,000,000
DnB NOR Bank ASA
4.95%, 7/5/06	100,000,000	99,538,167
FCAR Owner Trust, Ser. I
4.91%, 6/23/06	355,000,000	353,947,819
Fortis Banque Luxembourg S.A.
4.90%, 6/23/06	50,000,000	49,852,264
Gemini Securitization Corp., LLC
4.95%—5.11%, 7/5/06—8/2/06	150,000,000 [b]	149,002,625
General Electric Capital Corp.
4.93%, 6/29/06	190,000,000	189,280,322
Grampian Funding Ltd.
4.93%—4.95%, 6/27/06—7/5/06	200,000,000 [b]	199,160,065
Harrier Finance Funding Ltd.
4.92%—5.20%, 6/23/06—8/29/06	375,000,000 [b]	372,693,056
HBOS Treasury Services PLC
5.20%, 9/1/06	339,600,000	335,147,844
HSBC Bank USA N.A.
5.10%, 8/3/06	20,000,000	19,823,950
HSBC USA Inc.
4.93%, 6/30/06	10,000,000	9,960,769
ING Belgium SA/NV
4.93%, 6/30/06	31,000,000	30,878,385
K2 (USA) LLC
4.93%—5.20%, 6/28/06—8/31/06	44,800,000 [b]	44,403,494
Links Finance LLC
4.90%, 6/21/06	30,000,000 [b]	29,919,333
Premier Asset Collateralized Entity LLC
4.92%—5.20%, 6/26/06—8/30/06	76,900,000 [b]	76,433,508

8

	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

Scaldis Capital Ltd.
4.91%—5.10%, 6/26/06—8/3/06	40,981,000 [b]	40,728,770
Sigma Finance Inc.
5.20%, 9/1/06	95,000,000 [b]	93,754,550
Solitaire Funding Ltd.
4.91%—4.95%, 6/22/06—7/5/06	350,000,000 [b]	348,651,958
Spintab AB (Swedmortgage)
4.93%, 6/29/06	88,000,000	87,666,333
UBS Finance Delaware LLC
5.05%, 6/1/06	250,000,000	250,000,000
Westpac Capital Corp.
5.09%, 8/2/06	30,000,000	29,740,116
Total Commercial Paper
(cost $5,260,125,285)		5,260,125,285

Corporate Notes—18.4%

Commonwealth Bank of Australia
5.05%, 6/24/06	45,000,000 [a]	45,000,000
Fifth Third Bancorp
5.06%, 6/23/06	100,000,000 [a,b]	100,000,000
HSH Nordbank AG (Yankee)
4.99%—5.06%, 6/2/06—6/30/06	355,000,000 [a]	354,987,129
Morgan Stanley
5.06%, 6/5/06	100,000,000 [a]	100,000,000
Nordea Bank Finland PLC
4.90%, 6/20/06	100,000,000 [a]	99,977,981
Royal Bank of Scotland PLC
5.07%, 6/21/06	210,000,000 [a]	210,000,000
Societe Generale
5.14%, 6/1/06	195,000,000 [a]	195,000,000
Swedbank (ForeningsSparbanken AB)
4.98%, 6/1/06	250,000,000 [a]	249,998,008
Toyota Motor Credit Corp.
5.06%, 8/8/06	66,000,000 [a,b]	66,000,000
Wells Fargo & Co.
5.00%, 6/5/06	100,000,000 [a]	100,000,000
Westpac Banking Corp.
5.05%, 6/16/06	100,000,000 [a]	100,000,000
Total Corporate Notes
(cost $1,620,963,118)		1,620,963,118

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Principal
Time Deposits—14.6%		Amount ($)	Value ($)

Banca Intesa SpA (Grand Cayman)
5.07%, 6/1/06		375,000,000	375,000,000
Branch Banking & Trust Co. (Grand Cayman)
5.00%—5.06%, 6/1/06		358,000,000	358,000,000
Fortis Bank (Grand Cayman)
5.06%, 6/1/06		250,000,000	250,000,000
Key Bank U.S.A., N.A. (Grand Cayman)
5.07%, 6/1/06		200,000,000	200,000,000
Rabobank Nederland (Grand Cayman)
5.07%, 6/1/06		100,000,000	100,000,000
Total Time Deposits
(cost $1,283,000,000)			1,283,000,000

Total Investments (cost $9,930,083,691)		112.8%	9,930,083,691
Liabilities, Less Cash and Receivables		(12.8%)	(1,126,458,965)
Net Assets		100.0%	8,803,624,726

[a]	Variable rate security—interest rate subject to periodic change.
[b]	Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in
	transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2006, these securities
	amounted to $2,864,169,017 or 32.5% of net assets.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Banking	77.3	Finance	2.9
Asset-Backed/Multi-Seller Programs	14.7	Asset-Backed/Securities
Asset-Backed/Structured		Arbitrage Vehicles	2.3
Investment Vehicles	10.5	Brokerage Firms	1.1
Asset-Backed/Single Seller	4.0		112.8

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2006 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	9,930,083,691	9,930,083,691
Cash		865,119
Interest receivable		15,261,809
Prepaid expenses		571,394
		9,946,782,013

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		7,261,016
Payable for securities purchased		1,135,644,114
Payable for shares of Common Stock redeemed		25,903
Accrued expenses		226,254
		1,143,157,287

Net Assets ($)		8,803,624,726

Composition of Net Assets ($):
Paid-in capital		8,805,728,972
Accumulated net realized gain (loss) on investments		(2,104,246)

Net Assets ($)		8,803,624,726

Net Asset Value Per Share
	Class A	Class B

Net Assets ($)	939,750,814	7,863,873,912
Shares Outstanding	940,167,620	7,865,561,352

Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2006 (Unaudited)

Investment Income ($):
Interest Income	203,977,942
Expenses:
Management fee—Note 2(a)	22,044,991
Shareholder servicing costs—Note 2(c)	12,310,134
Distribution, service and prospectus fees—Note 2(b)	8,881,686
Registration fees	175,355
Custodian fees	143,820
Directors’ fees and expenses—Note 2(d)	108,190
Shareholders’ reports	79,009
Professional fees	46,570
Miscellaneous	76,183
Total Expenses	43,865,938
Less—reduction in distribution and shareholder
servicing costs due to undertaking—Note 2(b,c)	(459,643)
Less—reduction in custody fee due to
earnings credits—Note 1(b)	(24,731)
Net Expenses	43,381,564
Investment Income-Net, representing net
increase in net assets resulting from operations	160,596,378

See notes to financial statements.
12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2006	Year Ended
	(Unaudited)	November 30, 2005

Operations ($):
Investment income—net	160,596,378	163,494,496
Net realized gain (loss) on investments	—	(1,833,871)
Net Increase (Decrease) in Net Assets
Resulting from Operations	160,596,378	161,660,625

Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(19,342,716)	(25,299,423)
Class B Shares	(141,253,656)	(138,193,829)
Class X Shares	(6)	(1,244)
Total Dividends	(160,596,378)	(163,494,496)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	3,840,059,770	7,355,749,854
Class B Shares	12,873,778,257	21,784,657,763
Class X Shares	—	1,000
Dividends reinvested:
Class A Shares	19,001,376	25,001,884
Class B Shares	140,327,105	137,788,349
Class X Shares	3	65
Cost of shares redeemed:
Class A Shares	(4,013,340,969)	(7,440,293,072)
Class B Shares	(12,666,596,426)	(19,361,396,934)
Class X Shares	(1,004)	(97,840)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	193,228,112	2,501,411,069
Total Increase (Decrease) in Net Assets	193,228,112	2,499,577,198

Net Assets ($):
Beginning of Period	8,610,396,614	6,110,819,416
End of Period	8,803,624,726	8,610,396,614

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2006		Year Ended November 30,

Class A Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.019	.023	.006	.006	.014	.041
Distributions:
Dividends from
investment
income—net	(.019)	(.023)	(.006)	(.006)	(.014)	(.041)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.87[a]	2.32	.56	.56	1.43	4.21

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.79[a]	.79	.78	.77	.77	.79
Ratio of net expenses
to average net assets	.79[a]	.79	.78	.77	.77	.79
Ratio of net investment
income to average
net assets	3.83[a]	2.28	.55	.57	1.42	4.03

Net Assets,
end of period
($ x 1,000)	939,751	1,094,031	1,153,901	1,277,956	1,556,365	1,379,758

[a] Annualized.
See notes to financial statements.

14

	Six Months Ended
	May 31, 2006		Year Ended November 30,

Class B Shares	(Unaudited)	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.018	.021	.003	(.003)	.012	.039
Distributions:
Dividends from
investment income—net (.018)		(.021)	(.003)	(.003)	(.012)	(.039)
Net asset value,
end of period	1.00	1.00	1.00	1.00	1.00	1.00

Total Return (%)	3.65[a]	2.09	.34	.33	1.20	3.98

Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	1.02[a]	1.03	1.03	1.01	1.01	1.03
Ratio of net expenses
to average net assets	1.01[a]	1.01	1.00	1.00	1.00	1.00
Ratio of net investment
income to average
net assets	3.62[a]	2.06	.32	.33	1.19	3.81

Net Assets,
end of period
($ x 1,000)	7,863,874	7,516,365	4,956,821	5,633,657	5,458,986	4,713,819

[a] Annualized.
See notes to financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On January 25, 2006, the Board of Directors approved the termination of Class X shares of the fund, effective January 31, 2006.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 25.5 billion shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class A (12 billion shares authorized) and Class B (13.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the year ended May 31, 2006, sub-accounting service fees amounted to $1,951,717 for Class B shares and are included in shareholder servicing costs. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

During the period prior to their termination, Class X shares were subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and a Shareholder Services Plan.

16

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $2,104,246 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2005. If not applied, $3,739 of the carryover expires in fiscal 2008, $10,418 expires in fiscal 2011, $256,218 expires in fiscal 2012 and $1,833,871 expires in fiscal 2013.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2005, were all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

18

At May 31,2006,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2006, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A (the “Plan”), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts (“Servicing”) and advertising and marketing relating to Class A shares at an aggregate annual rate of .20% of the value of the average daily net assets of Class A.The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and receive payments under the Plan for Servicing.The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 2006, Class A shares were charged $1,018,377 pursuant to the Plan.

Under the Distribution Plan with respect to Class B (“Class B Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B. During the period ended May 31, 2006, Class B shares were charged $7,863,308 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X (“Class X Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25% of the value of the average daily net assets of Class X. During the period ended May 31, 2006, Class X shares were charged $1 pursuant to the Class X Distribution Plan, all of which was reimbursed by the Manager.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2006, Class A shares were charged $204,322 pursuant to the Class A Shareholder Services Plan.

20

Under the Shareholder Services Plan with respect to Class B and Class X (“Shareholder Services Plan”), Class B and Class X shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B and Class X for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2005 through May 31, 2006, to reduce the expenses of Class B shares if the aggregate expenses of Class B shares of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.01% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be terminated at anytime. The Manager had undertaken from December 1, 2005 through January 31, 2006, to reduce the expenses of Class X shares, if the aggregate expenses of Class X shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.05% of the value of the average daily net assets of Class X shares. During the period ended May 31, 2006, Class B and Class X shares were charged $9,758,583 and $1, respectively, pursuant to the Shareholder Services Plan, of which $459,641 and $1, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2006, the fund was charged $242,691 pursuant to the transfer agency agreement.

During the period ended May 31, 2006, the fund was charged $1,926 for services performed by the Chief Compliance Officer.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $3,737,007, Rule 12b-1 distribution plan fees $1,493,922, shareholder services plan fees $1,997,321, chief compliance officer fees $1,605 and transfer agency per account fees $104,845, which are offset against an expense reimbursement currently in effect in the amount of $73,684.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

22

NOTES

For More	Information

General Money	Transfer Agent &
Market Fund, Inc.	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
The Bank of New York
One Wall Street
New York, New York 10286

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3) Not applicable.
(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	July 31, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	July 31, 2006

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)